LOAN PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 12 – LOAN PAYABLE

On April 19, 2017, the Company entered into a loan agreement, providing for the issuance of a loan in the principal amount of $2,100,000. The term of the loan is one year. On May 3, 2018, the Company signed an extension agreement with the maturity date of March 31, 2019. The annual interest rate for the loan is 10%. The loan is guaranteed by the Company’s Chairman, Mr. Wenzhao Lu. The Company repaid principal of $600,000 and $500,000 in November 2017 and in April 2018, respectively (See Note 22 – Loan Payable).

At March 31, 2018, the outstanding principal balance of the loan and related accrued and unpaid interest for the loan was $1,500,000 and $175,096, respectively.

NOTE 12 – LOAN PAYABLE

On April 19, 2017, the Company entered into a loan agreement, providing for the issuance of a loan in the principal amount of $2,100,000. The term of the loan is one year. The annual interest rate for the loan is 10%. The loan is guaranteed by the Company’s Chairman, Mr. Wenzhao Lu. The Company repaid principal of $600,000 in the fourth quarter of 2017.

At December 31, 2017, the outstanding principal balance of the loan and related accrued and unpaid interest for the loan was $1,500,000 and $138,110, respectively.